Other Current Liabilities	12 Months Ended
Sep. 30, 2025
Other Current Liabilities [abstract]
Other Current Liabilities	21. OTHER CURRENT LIABILITIES

	September 30, 2025	September 30, 2024
VAT payable	11,849	7,541
Non-income tax liabilities	3,371	4,072
Other	1,454	1,881
Other current liabilities	16,674	13,494